Revenue from contracts with customers and trade receivables (Details 6) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)		Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)		Mar. 31, 2020 USD ($)
Statement [Line Items]
Beginning Balance | ₨		₨ 3,493
Credits and payments | ₨		(3,699)
Ending Balance | ₨		4,315			₨ 3,493
Chargebacks [Member]
Statement [Line Items]
Beginning Balance			$ 202			$ 156		$ 128
Current provisions relating to sales during the year			1,897	[1]		1,702	[2]	1,468
Provisions and adjustments relating to sales in prior years	[3]
Credits and payments	[4]		(1,836)			(1,656)		(1,440)
Ending Balance			263			202		156
Rebates [Member]
Statement [Line Items]
Beginning Balance			78			80		92
Current provisions relating to sales during the year			235	[1]		245	[2]	319
Provisions and adjustments relating to sales in prior years			0			0		0
Credits and payments	[4]		(219)			(247)		(331)
Ending Balance			94			78		80
Medicaid [Member]
Statement [Line Items]
Beginning Balance			13			11		11
Current provisions relating to sales during the year			23	[1]		21	[2]	20
Provisions and adjustments relating to sales in prior years			0			0		0
Credits and payments	[4]		(23)			(19)		(20)
Ending Balance			13			13		11
Refund Liability [Member]
Statement [Line Items]
Beginning Balance	[5]		19			24		30
Current provisions relating to sales during the year	[5]		25	[1]		15	[2]	21
Provisions and adjustments relating to sales in prior years	[5]		0			0		0
Credits and payments		₨ (3,699)	(20)	[4],[5]	₨ (3,309)	(20)	[4],[5]	(27)	[4],[5]
Ending Balance	[5]		$ 24			$ 19		$ 24

[1]	Chargebacks provisions and payments for the year ended March 31, 2022 were each higher as compared to the year ended March 31, 2021, primarily as a result of higher sales volumes and also due to higher pricing rates per unit for chargebacks, due to reduction in the contract prices through which the product is resold in the retail part of the supply chain for certain of the Company products, which were partially off-set due to a lower pricing rates per unit for chargebacks. Such lower pricing rates were primarily on account of a reduction in the invoice price to wholesalers for certain of the Company products The rebates provisions and payments for the year ended March 31, 2022 were each lower as compared to the year ended March 31, 2021, primarily as a result of lower pricing rates per unit for rebates, due to reduction in the contract prices through which the product is resold in the retail part of the supply chain for certain of the Company products.
[2]	Chargebacks provisions and payments for the year ended March 31, 2021 were each higher as compared to the year ended March 31, 2020, primarily as a result of higher sales volumes and also due to higher pricing rates per unit for chargebacks, due to reduction in the contract prices through which the product is resold in the retail part of the supply chain for certain of the Company’s products. The rebates provisions and payments for the year ended March 31, 2021 were each lower as compared to the year ended March 31, 2020, primarily as a result of lower pricing rates per unit for rebates, due to a reduction in the invoice price to wholesalers for certain of the Company’s products and also due to reduction in the contract prices through which the product is resold in the retail part of the supply chain for certain of the Company’s products, which were partially off-set by higher sales volumes during the year ended March 31, 2021 as compared to the year ended March 31, 2020.
[3]	Currently, the Company does not separately track provisions and adjustments, in each case to the extent relating to prior years for chargebacks. However, the adjustments are expected to be non-material. The volumes used to calculate the closing balance of chargebacks represent approximately 1.1 to 1.4 months equivalent of sales, which corresponds to the pending chargeback claims yet to be processed.
[4]	Currently, the Company does not separately track the credits and payments, in each case to the extent relating to prior years for chargebacks, rebates, medicaid payments or refund liability.
[5]	The Company’s overall refund liability as of March 31, 2022 relating to the Company North America Generics business was U.S.$24 million, as compared to a liability of U.S.$19 million as of March 31, 2021. This increase in liability was primarily attributable to certain product mix changes and recent trends in actual sales returns for the year ended March 31, 2022, as compared to the year ended March 31, 2021.